Events After the Consolidated Statements of Financial Position	12 Months Ended
Dec. 31, 2022
Events After the Date of the Statement of Financial Position [Abstract]
Events After the Consolidated Statements of Financial Position

36. Events After the Consolidated Statements of Financial Position

Between January 1, 2023 and the date of issuance of this report, the following significant event has occurred:

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On March 3, 2023, The Company has reached an agreement with the Ad Hoc Peruvian Public Prosecutor’s Office to comply with the provisions set forth in the Final Plea Agreement of September 15, 2022, as a condition precedent to its homologation. AENZA S.A.A. awaits the approval of the Agreement by Court.

In addition to this event, no additional material facts or events have occurred that would require adjustments or disclosures in the consolidated financial statements as of December 31, 2022.